Stock-based compensation - Summary of Vesting Information (Details) - $ / shares	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Targeted number of awards	2,692,619	0
Weighted average fair value per share	$ 6.3
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Targeted number of awards	2,692,619		0
Options Performance Period end date	Mar. 31, 2026
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of shares that may be issued	0
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of shares that may be issued	2,692,619